Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.06%)	2.13%
Net Unrealized Appreciation/(Depreciation)	$ (98,592)	$ 3,508,794
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.71%	1.96%
Net Unrealized Appreciation/(Depreciation)	$ 1,097,472	$ 3,227,734
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.77%)	0.17%
Net Unrealized Appreciation/(Depreciation)	$ (1,196,064)	$ 281,060
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.43%	0.29%
Net Unrealized Appreciation/(Depreciation)	$ 661,402	$ 466,872
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.15%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 233,986	$ (59,830)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 16,758	$ (18,510)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.70%
Net Unrealized Appreciation/(Depreciation)	$ (58,245)	$ 1,145,964
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 1,969
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 234
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		$ 11,469
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.69%
Net Unrealized Appreciation/(Depreciation)	$ (60,448)	$ 1,134,495
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (140)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.26%	(0.31%)
Net Unrealized Appreciation/(Depreciation)	$ 387,297	$ (510,086)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 14,340
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	$ 67,406	$ (90,666)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.87%	0.50%
Net Unrealized Appreciation/(Depreciation)	$ 2,893,213	$ 820,193
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.28%	1.67%
Net Unrealized Appreciation/(Depreciation)	$ 436,070	$ 2,760,862
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	2.03%
Net Unrealized Appreciation/(Depreciation)	$ 78,150	$ 3,350,803
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.13%)	0.15%
Net Unrealized Appreciation/(Depreciation)	$ (204,537)	$ 251,578
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.29%	(0.66%)
Net Unrealized Appreciation/(Depreciation)	$ 452,808	$ (1,090,436)
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 5,656
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.29%
Net Unrealized Appreciation/(Depreciation)	$ 447,152
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 810
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.06%)	0.24%
Net Unrealized Appreciation/(Depreciation)	$ (92,291)	$ 396,897
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.05%
Net Unrealized Appreciation/(Depreciation)	$ (18,063)	$ 76,581
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.14%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ 220,003	$ (225,371)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(2.64%)	(0.33%)
Net Unrealized Appreciation/(Depreciation)	$ (4,089,277)	$ (539,133)